INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 6,984	$ 11,535
Work in progress	252	1,473
Finished products	42,454	48,822
Inventories, Net	49,690	61,830
Inventories shipped to customers	10,707	18,622
Inventory write-off	5,124	3,515	$ 396
Inventory write-off provision	$ 5,033	$ 5,238